Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Comm. Social Resp. [3]	Total Payments
Total	[1],[2]	$ 2,591.2	$ 496.3	$ 119.4	$ 134.2	$ 19.9	$ 0.3	$ 4.5	$ 3,365.8
Australia
Total	[1],[2]	2,471.4	228.4	22.1			0.3	4.3	2,726.5
Australia | Australian Taxation Office
Total	[1],[2]	2,471.4							2,471.4
Australia | Department of Industry Science Resources
Total	[1],[2],[4]		228.4	2.2					230.6
Australia | Department of Mines Industry Regulation and Safety
Total	[1],[2]			0.6					0.6
Australia | Department Of Water and Environmental Regulation
Total	[1],[2]			0.7					0.7
Australia | National Offshore Petroleum Safety and Environmental Management Authority
Total	[1],[2]			9.5					9.5
Australia | Government of Western Australia Construction Training Fund
Total	[1],[2]							4.3	4.3
Australia | Pilbara Ports Authority
Total	[1],[2]			2.7					2.7
Australia | Shire of Ashburton
Total	[1],[2]			2.2					2.2
Australia | Development WA Western Australian Land Authority
Total	[1],[2]			3.8					3.8
Australia | Department of Planning, Lands and Heritage
Total	[1],[2]			0.4					0.4
Australia | Shire of Exmouth
Total	[1],[2]						$ 0.3		0.3
Barbados
Total	[1],[2]			0.4					0.4
Barbados | Ministry of Energy and Water
Total	[1],[2]			0.4					0.4
Mexico
Total	[1],[2]	0.2							0.2
Mexico | Servicio de Administracin Tributaria
Total	[1],[2]	0.2							0.2
Senegal
Total	[1],[2]	0.3			52.6			0.2	53.1
Senegal | Receveur General Du Tresor
Total	[1],[2]	0.3							0.3
Senegal | Ministère des Energies, du Pétrole et des Mines
Total	[1],[2],[5]				52.6				52.6
Senegal | National Institute for Petroleum and Gas
Total	[1],[2]							$ 0.2	0.2
Singapore
Total	[1],[2]	13.0							13.0
Singapore | Internal Revenue Authority of Singapore
Total	[1],[2]	13.0							13.0
Timor-Leste
Total	[1],[2]			0.3					0.3
Timor-Leste | Autoridade Nacional do Petrleo e Minerais
Total	[1],[2]			0.3					0.3
Trinidad and Tobago
Total	[1],[2]			85.8	81.6				167.4
Trinidad and Tobago | Ministry of Energy and Energy Industries
Total	[1],[2],[6]				$ 81.6				81.6
Trinidad and Tobago | Ministry of Energy and Energy Industries
Total	[1],[2]			85.8					85.8
United States of America
Total	[1],[2]	106.3	267.9	10.8		19.9			404.9
United States of America | Internal Revenue Service
Total	[1],[2]	83.3							83.3
United States of America | Louisiana Department of Revenue
Total	[1],[2]	16.0							16.0
United States of America | Office of Natural Resources Revenue
Total	[1],[2]			$ 10.8		$ 19.9			30.7
United States of America | Texas Comptroller of Public Accounts
Total	[1],[2]	$ 7.0							7.0
United States of America | US Department of the Interior
Total	[1],[2]		$ 267.9						$ 267.9

[1]	Figures are rounded to the nearest $0.1 million.
[2]	The Dividends category required by the Regulations has been excluded from the table as no payments were made against this category for the year ended 31 December 2024.
[3]	Reported community and social contribution payments are those required by law or contract as required under this Form SD. Woodside makes social and community contribution payments above those required by law or contract.
[4]	The royalties collected are shared between the WA State and Federal Governments, and approximately 68% of the Federal royalties are paid to the State.
[5]	Production entitlement is for payments in kind for 0.7 million barrels of oil equivalent (MMboe) of crude oil and gas valued per the Production Sharing Agreement.
[6]	Production entitlement is for payments in kind for 5.7 MMboe of crude oil and gas valued per the Production Sharing Agreement.